RISK MANAGEMENT - Loss allowance related with CRDS (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Line Items]
Exposure amount	$ 280,166,274	$ 265,822,388
CRDS
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of exposure	100.00%
Exposure amount	$ 761,993